STOCK BASED COMPENSATION (10-Q) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Sep. 29, 2012 Ply Gem Prime [Member]	Dec. 31, 2011 Ply Gem Prime [Member]	Sep. 29, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 31, 2012 Restricted Stock [Member]	Sep. 29, 2012 Restricted Stock [Member]	Sep. 29, 2012 Restricted Stock [Member]	Oct. 01, 2011 Phantom Stock [Member]	Dec. 31, 2011 Phantom Stock [Member]	Dec. 31, 2010 Phantom Stock [Member]	Dec. 31, 2009 Phantom Stock [Member]	Aug. 31, 2011 Phantom Stock [Member]	Jul. 02, 2011 Phantom Stock [Member]	Sep. 26, 2006 Phantom Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding at beginning of period (in shares)									502,844	387,891
Granted (in shares)									0	150,000
Exercised (in shares)									0
Forfeited or expired (in shares)									(3,500)	(35,047)
Stock options outstanding at end of period (in shares)									499,344	502,844	387,891
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price at beginning of period (in dollars per share)									$ 68.57	$ 56.38
Weighted average exercise price at end of period (in dollars per share)									$ 68.49	$ 68.57	$ 56.38
Weighted average remaining contractual term									6 years 4 days	6 years 9 months	6 years 5 months 23 days
Vested options (in shares)			124,994						159,494
Total unrecognized compensation expense			$ 5,200						$ 4,100
Weighted average recognition period of unrecognized compensation expense			3 years 5 months 27 days						2 years 9 months
Subsidiary or Equity Method Investee [Line Items]
Common Stock Shares Owned by Management beginning balance (in shares)	100	100	100				452,872	582,282
Shares issued (in shares)							0	0
Shares repurchased (in shares)							0	(129,410)
Common Stock Shares Owned by Management ending balance (in shares)	100		100				452,872	452,872
Restricted stock grants [Abstract]
Issued during the period (in shares)												600
Expense related to grants	1,123	200											45	135
Phantom stock [Abstract]
Entity Common Stock, Shares Outstanding																$ 10.00					$ 10
Interest, at an annual rate (in hundredths)																10.00%	10.00%			10.00%
Portion of original face amount payable (in hundredths)				33.333%	33.33%	33.33%													33.33%
Payment made for phantom stocks															$ 2,300	$ 2,300	$ 2,100	$ 1,800